ACQUISITION - Summary of Finalized Fair Value of Assets and Assumed Liabilities (Details) - Branded Online Inc dba Nogin [Member] $ in Thousands	Dec. 02, 2021 USD ($)
Security Deposits
Inventory	$ 2,408
Other current assets	741
Property and equipment	26
Internal-use software and website	348
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19
Total identifiable assets	7,266
Liabilities assumed
Accounts payable	151
Deferred revenue	3,224
Total liabilities	$ 3,375